Note 21 - Fair Value of Financial Instruments - Estimated Fair Value of Company's Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Securities available for sale	$ 285,765	$ 148,090
Loans receivable, net	652,502	642,630
Reported Value Measurement [Member]
Cash and cash equivalents	94,143	86,269
Securities available for sale	285,765	148,090
Equity securities	248	149
Loans held for sale	5,575	6,186
Loans receivable, net	652,502	648,275
FHLB stock	1,092	932
Accrued interest receivable	2,132	3,102
Deposits	950,666	795,927
Accrued interest payable	63	140
Commitments to extend credit	26	261
Commitments to sell loans	12	(44)
Estimate of Fair Value Measurement [Member]
Cash and cash equivalents	94,143
Securities available for sale	285,765
Equity securities	248
Loans held for sale	5,575
Loans receivable, net	661,298
FHLB stock	1,092
Accrued interest receivable	2,132
Deposits	950,558
Accrued interest payable	63
Commitments to extend credit	26	180,330
Commitments to sell loans	12	24,746
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 1 [Member]
Cash and cash equivalents	94,143
Securities available for sale
Equity securities
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
Accrued interest payable
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 2 [Member]
Cash and cash equivalents
Securities available for sale	285,765
Equity securities	248
Loans held for sale	5,575
Loans receivable, net	661,298
FHLB stock	1,092
Accrued interest receivable	2,132
Deposits	950,558
Accrued interest payable	63
Commitments to extend credit
Commitments to sell loans
Estimate of Fair Value Measurement [Member] | Fair Value, Inputs, Level 3 [Member]
Cash and cash equivalents
Securities available for sale
Equity securities
Loans held for sale
Loans receivable, net
FHLB stock
Accrued interest receivable
Deposits
Accrued interest payable
Commitments to extend credit	195,141
Commitments to sell loans	$ 12,340
Portion at Other than Fair Value Measurement [Member]
Cash and cash equivalents		86,269
Securities available for sale		148,090
Equity securities		149
Loans held for sale		6,186
Loans receivable, net		642,630
FHLB stock		932
Accrued interest receivable		3,102
Deposits		795,204
Accrued interest payable		140
Commitments to extend credit		261
Commitments to sell loans		$ (44)